Business Combination - Summary Of Purchase Price Allocation (Detail) ¥ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Property and equipment, net		$ 3,585,000	¥ 23,390		¥ 25,632
Goodwill		18,195,000	118,724		26,231	¥ 16,412
Haikou Cheng Tu [Member]
Business Acquisition [Line Items]
Purchase consideration			10,000
Cash			1
Prepayments and other current assets			1,133
Property and equipment, net			751
Customer relationships			10,000
Developed Technology			2,900
Accounts payable			(1,000)
Accrued expenses and other current liabilities			(245)
Other liabilities			(435)
Non-controlling interests			(7,718)
Goodwill			4,613
Shenzhen Lailai [Member]
Business Acquisition [Line Items]
Purchase consideration	[1]		62,452
Cash			912
Accounts receivable | $		5,903
Prepayments and other current assets			72
Property and equipment, net			15,673
Customer relationships			4,000
Developed Technology			2,900
Other assets			1,725
Short-term debt			(1,550)
Accounts payable			(2,857)
Accrued expenses and other current liabilities			(5,830)
Other liabilities			(1,725)
Non-controlling interests			(44,987)
Goodwill			88,216
2019 Acquisitions [Member]
Business Acquisition [Line Items]
Purchase consideration					33,698
Cash					1,005
Short-term investments					5,540
Accounts receivable					8,278
Prepayments and other current assets					3,273
Customer relationships					20,600
Accounts payable					(9,380)
Accrued expenses and other current liabilities					(287)
Deferred tax liabilities					(5,150)
Goodwill					¥ 9,819
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Purchase consideration	[1]		72,452
Cash			913
Accounts receivable | $		$ 7,036
Prepayments and other current assets			823
Property and equipment, net			25,673
Customer relationships			6,900
Developed Technology			2,900
Other assets			1,725
Short-term debt			(1,550)
Accounts payable			(3,857)
Accrued expenses and other current liabilities			(6,075)
Other liabilities			(2,160)
Non-controlling interests			(52,705)
Goodwill			92,829	¥ 88,216
2020 Acquisitions [Member] | Haikou Cheng Tu [Member]
Business Acquisition [Line Items]
Goodwill			¥ 4,613

[1]	Purchase consideration included the fair value for contingent consideration of nil and RMB 2,900 for the acquisitions in 2019 and 2020, respectively.